COMPANY INFORMATION	12 Months Ended
Dec. 31, 2022
COMPANY INFORMATION
COMPANY INFORMATION

1.ORGANISATION AND DESCRIPTION OF BUSINESS

Argo Blockchain PLC (“the company”) is a public company, limited by shares, and incorporated in England and Wales. The registered office is Eastcastle House, 27-28 Eastcastle Street, London, W1W 8DH. The company was incorporated on 5 December 2017 as GoSun Blockchain Limited and changed its name to Argo Blockchain Limited on 21 December 2017. Also on 21 December 2017, the company re-registered as a public company, Argo Blockchain plc. Argo Blockchain plc acquired a 100% subsidiary, Argo Innovation Labs Inc. (together “the Group”), incorporated in Canada, on 12 January 2018.

On 4 March 2021 the Group acquired 100% of the share capital of DPN LLC and was merged into new US entity Argo Innovation Facilities (US) Inc (also 100% owned by Argo Blockchain plc).

On 11 May 2021 the Group acquired 100% of the share capital of 9377-2556 Quebec Inc and 9366-5230 Quebec Inc. These are held by Argo Innovation Labs Inc. (Canada).

On 22 November 2022, the Group formed Argo Operating US LLC and Argo Holdings US Inc.

On 21 December 2022, Argo Innovation Facilities (US) Inc became Galaxy Power LLC. On 28 December 2022, the Group sold Galaxy Power LLC.

The principal activity of the group is that of Bitcoin mining.

The common shares of the Group are listed under the trading symbol ARB on the London Stock Exchange. The American Depositary Receipt of the Group are listed under the trading symbol ARBK on Nasdaq. The Group bond is listed on the Nasdaq Global Select Market under the trading symbol ARBKL.

The financial statements cover the year ended 31 December 2022.